Intangible Assets - Summary of Pre-tax Discount Rates (Details)	Dec. 31, 2020	Dec. 31, 2019
Package and Courier
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections	9.10%	9.70%
Less-Than-Truckload
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections	9.10%	9.20%
Canadian Truckload
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections	11.50%	11.70%
U.S. Truckload
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections	10.30%	10.70%
Specialized Truckload
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections	10.30%	11.20%
Logistics
Disclosure Of Intangible Assets [Line Items]
Pre-tax discount rate applied to cash flow projections	8.50%	9.70%